Fixed Assets, Net (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fixed Assets, Net (Details) [Line Items]
Aggregate purchase price	$ 2,600,000	¥ 17
Maintenance costs payable	200,000
Depreciation expense	378,554
Operating expenses	31,488,522		$ 25,765,042	$ 12,804,278
Impairment charges	293,619
Mining machines [Member]
Fixed Assets, Net (Details) [Line Items]
Impairment charges	1,690,028		0
Depreciation [Member]
Fixed Assets, Net (Details) [Line Items]
Depreciation expense	147,248
Operating expenses	$ 2,032,386		$ 1,295,470